EMPLOYEE BENEFIT	12 Months Ended
Dec. 31, 2016
EMPLOYEE BENEFIT
EMPLOYEE BENEFIT

22. EMPLOYEE BENEFIT

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the subsidiaries in the PRC and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were approximately RMB75,538, RMB105, 554 and RMB152,231 (US$21,926) for the years ended December 31, 2014, 2015 and 2016, respectively.